UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21341

Name of Fund: BlackRock Credit Allocation Income Trust I, Inc. (PSW)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock
Credit Allocation Income Trust I, Inc., 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2010

Date of reporting period: 07/31/2010

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2010 (Unaudited)

BlackRock Credit Allocation Income Trust I, Inc. (PSW)
(Percentages shown are based on Net Assets)

	Par
Corporate Bonds	(000)	Value
Aerospace & Defense — 3.9%
BE Aerospace, Inc., 8.50%,
7/01/18	$ 560	$ 609,000
Bombardier, Inc., 7.75%,
3/15/20 (a)	720	775,800
United Technologies Corp., 5.70%,
4/15/40	2,500	2,795,148
		4,179,948
Airlines — 0.7%
Continental Airlines Pass-Through
Certificates, Series 2009-2,
Class B, 9.25%, 5/10/17	375	394,687
Delta Air Lines, Inc., Series 02G1,
6.72%, 7/02/24	328	314,170
		708,857
Auto Components — 0.7%
Icahn Enterprises LP:
7.75%, 1/15/16	200	200,500
8.00%, 1/15/18	500	498,750
		699,250
Beverages — 0.4%
Constellation Brands, Inc., 7.25%,
5/15/17	460	478,400
Building Products — 0.1%
Building Materials Corp. of
America, 7.00%, 2/15/20 (a)	125	125,938
Capital Markets — 0.7%
Ameriprise Financial, Inc., 5.30%,
3/15/20	750	802,106
Chemicals — 0.3%
CF Industries, Inc., 7.13%,
5/01/20	250	266,875
Commercial Services &
Supplies — 3.0%
Browning-Ferris Industries, Inc.,
7.40%, 9/15/35	865	1,035,451
Clean Harbors, Inc., 7.63%,
8/15/16	340	351,050
Corrections Corp. of America,
7.75%, 6/01/17	775	827,312
Waste Management, Inc., 6.13%,
11/30/39	900	963,508
		3,177,321
Communications
Equipment — 0.9%
Brocade Communications Systems,
Inc., 6.88%, 1/15/20 (a)	700	715,750

	Par
Corporate Bonds	(000)	Value
Communications Equipment (concluded)
CC Holdings GS V LLC, 7.75%,
5/01/17 (a)	$ 220	$ 240,350
		956,100
Consumer Finance — 3.9%
Capital One Bank USA NA, 8.80%,
7/15/19	775	986,511
Inmarsat Finance Plc, 7.38%,
12/01/17 (a)	520	533,000
SLM Corp., 4.00%, 7/25/14 (b)	3,200	2,707,136
		4,226,647
Containers & Packaging — 1.3%
Ball Corp.:
7.13%, 9/01/16	400	430,000
6.75%, 9/15/20	505	530,250
Bemis Co., Inc., 6.80%, 8/01/19	200	231,465
Owens-Brockway Glass Container,
Inc., 6.75%, 12/01/14	135	137,362
Rock-Tenn Co., 9.25%, 3/15/16	75	81,469
		1,410,546
Diversified Financial
Services — 0.8%
GMAC, Inc., 8.30%, 2/12/15 (a)	800	842,000
Diversified Telecommunication
Services — 3.8%
AT&T Inc., 6.30%, 1/15/38	1,000	1,113,065
New Communications Holdings,
Inc., 8.50%, 4/15/20 (a)	700	747,250
Qwest Corp., 8.38%, 5/01/16	390	443,625
Verizon Communications, Inc.,
7.35%, 4/01/39	925	1,167,625
Windstream Corp.:
8.63%, 8/01/16	250	260,625
7.88%, 11/01/17	400	407,000
		4,139,190
Electric Utilities — 1.8%
Progress Energy Inc., 7.00%,
10/30/31	1,000	1,215,475
Southern California Edison Co.,
5.50%, 3/15/40	650	710,899
		1,926,374
Electronic Equipment, Instruments
& Components — 0.2%
Jabil Circuit Inc., 8.25%, 3/15/18	200	218,000

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

GO

General Obligation Bonds

RB

Revenue Bonds

BLACKROCK CREDIT ALLOCATION INCOME TRUST I, INC.

JULY 31, 2010

1

Schedule of Investments(continued)

BlackRock Credit Allocation Income Trust I, Inc. (PSW)
(Percentages shown are based on Net Assets)

	Par
Corporate Bonds	(000)	Value
Energy Equipment &
Services — 2.2%
Compagnie Generale de
Geophysique-Veritas, 7.75%,
5/15/17	$ 270	$ 263,250
Halliburton Co., 7.45%, 9/15/39	1,450	1,847,935
Hornbeck Offshore Services, Inc.,
Series B, 6.13%, 12/01/14	250	224,375
		2,335,560
Food & Staples Retailing — 4.0%
CVS Caremark Corp., 6.30%,
6/01/62 (b)	1,500	1,380,000
Wal-Mart Stores, Inc., 6.20%,
4/15/38 (c)	2,500	2,930,212
		4,310,212
Food Products — 1.0%
Kraft Foods, Inc.:
6.50%, 8/11/17	385	454,001
6.13%, 8/23/18	390	453,563
Smithfield Foods, Inc., 10.00%,
7/15/14 (a)	160	178,800
		1,086,364
Gas Utilities — 0.9%
Nisource Finance Corp., 6.13%,
3/01/22	900	990,622
Health Care Equipment &
Supplies — 2.3%
Fresenius US Finance II, Inc.,
9.00%, 7/15/15 (a)	500	560,000
Medtronic, Inc., 5.55%, 3/15/40	1,765	1,963,984
		2,523,984
Health Care Providers &
Services — 2.7%
Aetna, Inc., 6.75%, 12/15/37	800	906,986
HCA, Inc., 8.50%, 4/15/19	400	442,000
Tenet Healthcare Corp. (a):
10.00%, 5/01/18	350	397,687
8.88%, 7/01/19	250	275,000
UnitedHealth Group, Inc., 6.88%,
2/15/38	800	928,555
		2,950,228
Household Durables — 0.3%
Cemex Espana Luxembourg,
9.25%, 5/12/20 (a)	365	327,588
Insurance — 4.7%
Liberty Mutual Group, Inc., 6.70%,
8/15/16 (a)	295	307,672
Lincoln National Corp., 6.25%,
2/15/20	800	853,727
Northwestern Mutual Life
Insurance, 6.06%, 3/30/40 (a)	900	1,002,456
Principal Financial Group, Inc.,
8.88%, 5/15/19	225	281,042
Prudential Financial, Inc., 6.63%,
12/01/37	800	857,662
QBE Insurance Group Ltd., 9.75%,
3/14/14 (a)	1,484	1,798,945
		5,101,504

	Par
Corporate Bonds	(000)	Value
Life Sciences Tools &
Services — 1.9%
Bio-Rad Laboratories, Inc., 8.00%,
9/15/16	$ 865	$ 925,550
Life Technologies Corp., 6.00%,
3/01/20	1,000	1,102,507
		2,028,057
Machinery — 1.5%
Ingersoll-Rand Global Holding Co.,
Ltd., 9.50%, 4/15/14	800	988,171
Navistar International Corp.,
8.25%, 11/01/21	600	634,500
		1,622,671
Media — 7.8%
CSC Holdings LLC:
8.50%, 6/15/15	400	430,500
8.63%, 2/15/19	275	300,437
Comcast Corp., 6.30%, 11/15/17	800	925,723
Cox Communications, Inc., 8.38%,
3/01/39 (a)	800	1,071,819
DISH DBS Corp.:
7.00%, 10/01/13	450	468,000
7.88%, 9/01/19	250	265,625
Gannett Co., Inc., 9.38%,
11/15/17 (a)	450	488,250
Intelsat Corp., 9.25%, 6/15/16	350	373,625
News America, Inc., 6.15%,
3/01/37	950	1,000,047
Time Warner Cable, Inc., 6.75%,
6/15/39	925	1,053,458
Time Warner, Inc., 7.70%, 5/01/32	950	1,160,908
UPC Germany GmbH, 8.13%,
12/01/17 (a)	240	245,400
Virgin Media Secured Finance Plc,
6.50%, 1/15/18 (a)	600	621,000
		8,404,792
Metals & Mining — 1.5%
AK Steel Corp., 7.63%, 5/15/20	250	250,937
Phelps Dodge Corp., 7.13%,
11/01/27	700	758,028
Teck Resources Ltd., 10.75%,
5/15/19	400	499,520
United States Steel Corp., 7.38%,
4/01/20	75	75,188
		1,583,673
Multi-Utilities — 1.6%
CenterPoint Energy, Inc.:
5.95%, 2/01/17	750	812,517
6.50%, 5/01/18	775	872,240
		1,684,757
Multiline Retail — 2.7%
Dollar General Corp., 10.63%,
7/15/15	750	825,000
JC Penney Co., Inc., 5.65%,
6/01/20	2,100	2,110,500
		2,935,500

2 BLACKROCK CREDIT ALLOCATION INCOME TRUST I, INC.

JULY 31, 2010

Schedule of Investments(continued)

BlackRock Credit Allocation Income Trust I, Inc. (PSW)
(Percentages shown are based on Net Assets)

	Par
Corporate Bonds	(000)	Value
Oil, Gas & Consumable
Fuels — 4.3%
BP Capital Markets Plc, 3.88%,
3/10/15	$ 350	$ 334,586
Chesapeake Energy Corp., 6.25%,
1/15/18	250	255,625
Enbridge Energy Partners LP,
9.88%, 3/01/19	475	638,529
Enterprise Products Operating LLC,
6.65%, 4/15/18	1,000	1,159,816
Kinder Morgan Energy Partners LP,
6.85%, 2/15/20	1,000	1,184,751
ONEOK Partners LP, 8.63%,
3/01/19	800	1,025,542
		4,598,849
Paper & Forest Products — 2.5%
Georgia-Pacific LLC, 8.25%,
5/01/16 (a)	785	851,725
International Paper Co.:
7.50%, 8/15/21 (c)	775	929,696
7.30%, 11/15/39	800	916,880
		2,698,301
Pharmaceuticals — 12.2%
Abbott Laboratories:
6.15%, 11/30/37	235	276,972
6.00%, 4/01/39	1,177	1,367,090
Bristol-Myers Squibb Co.:
5.88%, 11/15/36	2,014	2,266,822
6.13%, 5/01/38	588	686,627
Eli Lilly & Co., 5.95%, 11/15/37	588	673,224
GlaxoSmithKline Capital, Inc.,
6.38%, 5/15/38	1,690	2,033,825
Merck & Co., Inc., 6.50%,
12/01/33	475	580,141
Pfizer, Inc., 7.20%, 3/15/39 (c)	2,500	3,355,705
Schering-Plough Corp., 6.55%,
9/15/37 (c)	1,504	1,880,120
		13,120,526
Real Estate Investment Trusts
(REITs) — 2.4%
AvalonBay Communities, Inc.,
6.10%, 3/15/20	800	905,129
ERP Operating LP:
5.38%, 8/01/16	775	841,441
5.75%, 6/15/17	800	884,325
		2,630,895
Semiconductors & Semiconductor
Equipment — 1.2%
Advanced Micro Devices, Inc.,
7.75%, 8/01/20 (a)(d)	190	191,900
KLA-Tencor Corp., 6.90%, 5/01/18	461	515,919
National Semiconductor Corp.,
6.60%, 6/15/17	539	608,150
		1,315,969
Specialty Retail — 1.0%
AutoNation, Inc., 6.75%, 4/15/18	445	448,337
AutoZone, Inc., 7.13%, 8/01/18	300	356,583
Ltd. Brands, Inc., 7.00%, 5/01/20	230	237,475
		1,042,395

	Par
Corporate Bonds	(000)	Value
Tobacco — 3.3%
Altria Group, Inc.:
9.70%, 11/10/18	$ 800	$ 1,048,126
9.25%, 8/06/19	775	997,137
10.20%, 2/06/39	1,050	1,482,999
		3,528,262
Wireless Telecommunication
Services — 4.1%
Cricket Communications, Inc.,
7.75%, 5/15/16	155	160,425
Nextel Communications, Inc.,
Series E, 6.88%, 10/31/13	535	532,325
SBA Tower Trust, 5.10%,
4/15/42 (a)	3,500	3,744,128
		4,436,878
Total Corporate Bonds – 88.6%		95,415,139

Preferred Securities
Capital Trusts
Capital Markets — 4.2%
Ameriprise Financial, Inc., 7.52%,
6/01/66 (b)	500	487,500
Lehman Brothers Holdings Capital
Trust V, 2.09% (e)(f)(g)	1,600	160
State Street Capital Trust III,
8.25% (b)(e)	725	735,838
State Street Capital Trust IV,
1.54%, 6/01/67 (b)	4,740	3,291,205
		4,514,703
Commercial Banks — 2.4%
Barclays Bank Plc, 5.93% (a)(b)(e)	500	421,250
First Empire Capital Trust II, 8.28%,
6/01/27	910	839,557
National City Preferred Capital
Trust I, 12.00% (b)(e)	300	333,390
SunTrust Preferred Capital I,
5.85% (b)(e)	135	90,450
USB Capital XIII Trust, 6.63%,
12/15/39	825	864,006
		2,548,653
Consumer Finance — 0.8%
Capital One Capital V, 10.25%,
8/15/39	780	844,350
Diversified Financial
Services — 2.8%
Farm Credit Bank of Texas,
Series 1, 7.56% (b)(e)	1,000	828,540
JPMorgan Chase Capital XXIII,
1.44%, 5/15/77 (b)	3,085	2,207,435
		3,035,975
Electric Utilities — 0.4%
PPL Capital Funding, 6.70%,
3/30/67 (b)	500	446,250

BLACKROCK CREDIT ALLOCATION INCOME TRUST I, INC.

JULY 31, 2010

3

Schedule of Investments(continued)

BlackRock Credit Allocation Income Trust I, Inc. (PSW)
(Percentages shown are based on Net Assets)

	Par
Capital Trusts	(000)	Value
Insurance — 9.1%
AXA SA, 6.38% (a)(b)(e)	$ 1,000	$ 795,000
Ace Capital Trust II, 9.70%,
4/01/30	500	607,468
The Allstate Corp., 6.50%,
5/15/67 (b)	500	457,500
Chubb Corp., 6.38%, 3/29/67 (b)	500	487,500
Farmers Exchange Capital, 7.05%,
7/15/28 (a)	500	466,788
Great West Life & Annuity
Insurance Co., 7.15%,
5/16/46 (a)(b)	500	458,750
Liberty Mutual Group, Inc., 10.75%,
6/15/88 (a)(b)	500	547,500
Lincoln National Corp., 7.00%,
5/17/66 (b)	500	452,200
MetLife, Inc., 6.40%, 12/15/66	500	463,750
Nationwide Life Global Funding I,
6.75%, 5/15/67	500	400,950
Reinsurance Group of America,
6.75%, 12/15/65 (b)	700	590,544
The Travelers Cos., Inc., 6.25%,
3/15/67 (b)	500	473,870
ZFS Finance (USA) (a)(b):
Trust II, 6.45%, 12/15/65	1,800	1,638,000
Trust IV, 5.88%, 5/09/32	146	129,922
Trust V, 6.50%, 5/09/67	1,097	998,270
Zenith National Insurance Capital
Trust I, 8.55%, 8/01/28 (a)	1,000	860,000
		9,828,012
Multi-Utilities — 1.4%
Dominion Resources Capital
Trust I, 7.83%, 12/01/27	500	526,903
Dominion Resources, Inc., 7.50%,
6/30/66 (b)	500	498,125
Puget Sound Energy, Inc., Series A,
6.97%, 6/01/67 (b)	475	442,367
		1,467,395
Oil, Gas & Consumable
Fuels — 1.2%
Enterprise Products Operating LLC,
8.38%, 8/01/66 (b)	825	840,469
TransCanada PipeLines Ltd.,
6.35%, 5/15/67 (b)	500	455,000
		1,295,469
Total Capital Trusts – 22.3%		23,980,807
Preferred Stocks	Shares
Commercial Banks — 1.7%
First Tennessee Bank NA,
3.75% (a)(b)	1,176	825,405
Provident Financial Group, Inc.,
7.75%	42,000	1,048,690
		1,874,095

Preferred Stocks	Shares	Value
Diversified Financial
Services — 1.0%
Falcons Funding Trust I,
8.88% (a)(b)	1,100	$ 1,130,937
Insurance — 1.1%
Aspen Insurance Holdings Ltd.,
7.40% (b)	41,180	918,314
Axis Capital Holdings Ltd., Series B,
7.50% (b)	2,560	220,800
		1,139,114
Wireless Telecommunication
Services — 2.7%
Centaur Funding Corp., 9.08%	2,720	2,876,400
Total Preferred Stocks – 6.5%		7,020,546
Total Preferred Securities – 28.8%		31,001,353
	Par
Taxable Municipal Bonds	(000)
Metropolitan Transportation
Authority, RB, Build America
Bonds, 6.55%, 11/15/31	$ 800	823,752
State of California, GO, Build
America Bonds, 7.35%,
11/01/39	400	419,740
State of Illinois, GO, Pension,
5.10%, 6/01/33	775	632,144
Total Taxable Municipal Bonds – 1.7%		1,875,636
U.S. Treasury Obligations
U.S. Treasury Notes, 1.75%,
7/31/15	8,000	8,058,720
Total U.S. Treasury Obligations – 7.5%		8,058,720
Total Long-Term Investments
(Cost – $134,711,220) – 126.6%		136,350,848
Short-Term Securities	Shares
BlackRock Liquidity Funds,
TempFund, Institutional Class,
0.23% (h)(i)	11,260,838	11,260,838
Total Short-Term Securities
(Cost – $11,260,838) – 10.4%		11,260,838

4 BLACKROCK CREDIT ALLOCATION INCOME TRUST I, INC.

JULY 31, 2010

Schedule of Investments(continued)

BlackRock Credit Allocation Income Trust I, Inc. (PSW)
(Percentages shown are based on Net Assets)

Value
Total Investments
(Cost – $145,972,058*) – 137.0%	$ 147,611,686
Other Assets Less Liabilities – 0.4%	393,314
Preferred Shares, at Redemption Value – (37.4)%	(40,259,441)
Net Assets Applicable to Common Shares – 100.0%	$ 107,745,559

*	The cost and unrealized appreciation (depreciation) of investments as of
July 31, 2010, as computed for federal income tax purposes, were as follows:
	Aggregate cost	$ 145,997,840
	Gross unrealized appreciation	$ 6,377,152
	Gross unrealized depreciation	(4,763,306)
	Net unrealized appreciation	$ 1,613,846

(a) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b) Variable rate security. Rate shown is as of report date.
(c) All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements.
(d) When-issued security. Unsettled when-issued transactions were as follows:

Unrealized
Counterparty	Value	Appreciation
JPMorgan Chase Bank NA	$ 191,900	$ 1,900

(e) Security is perpetual in nature and has no stated maturity date.
(f) Issuer filed for bankruptcy and/or is in default of interest payments.
(g) Non-income producing security.
(h) Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, are as follows:

	Shares held		Shares held
	at		at
	October 31,		July 31,
Affiliate	2009	Net Activity	2010	Income
BlackRock
Liquidity Funds,
TempFund,
Institutional
Class	33,286,296	(22,025,458)	11,260,838	$27,014

(i) Represents the current yield as of report date.

• For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Reverse repurchase agreements outstanding as of July 31, 2010 were as
	follows:
	Counter-	Interest	Trade	Maturity	Net Closing	Face
	party	Rate	Date	Date	Amount	Amount
	Credit Suisse
	Securities	0.35%	5/03/10	Open	$ 1,685,688	$ 1,684,198
	Credit Suisse
	Securities	0.25%	5/13/10	Open	832,042	831,575
	Credit Suisse
	Securities	0.45%	6/07/10	Open	2,718,308	2,716,406
	RBS
	Securities,
	Inc.	0.36%	5/6/10	Open	2,932,078	2,929,500
	Total				$ 8,168,116	$ 8,161,679

• Financial futures contracts purchased as of July 31, 2010 were as follows:
		Expiration	Face	Unrealized
Contracts	Issue	Date	Value	Appreciation
34	2-Year U.S. Treasury September
	Bond	2010	$ 7,396,668	$ 47,207
6	30-Year U.S.	September
	Treasury Bond	2010	$ 735,236	26,014
Total			$ 73,221

• Credit default swaps on single-name issues – buy protection outstanding as of July 31, 2010 were as follows:
	Pay		Notional
	Fixed Counter-		Amount	Unrealized
Issuer	Rate party	Expiration	(000)	Depreciation
Nordstrom,	Deutsche	June
Inc.	5.20% Bank AG	2014	$ 1,000 $ (160,205)

BLACKROCK CREDIT ALLOCATION INCOME TRUST I, INC.

JULY 31, 2010

5

Schedule of Investments(concluded)

BlackRock Credit Allocation Income Trust I, Inc. (PSW)

• Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivatives, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments and derivatives)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi annual report.

The following tables summarize the inputs used as of July 31, 2010 in determining the fair valuation of the Fund's investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3		Total
Assets:
Investments in Securities:
Long-Term Investments:
Corporate Bonds	—	$ 95,415,139	—		$ 95,415,139
Preferred Securities	$ 1,967,004	29,034,349	—		31,001,353
Taxable Municipal Bonds	—	1,875,636	—		1,875,636
U.S. Treasury Obligations	--	8,058,720	--		8,058,720
Short-Term Securities	11,260,838	--	--		11,260,838
Total	$ 13,227,842	$ 134,383,844	—		$ 147,611,686
	Derivative Financial Instruments[1]
Valuation Inputs	Level 1	Level 2	Level 3		Total
Assets:
Interest rate contracts	$ 73,221	–		–	$ 73,221
Liabilities:
Credit contracts	--	$ (160,205)	–		(160,205)
Total	$ 73,221	$ (160,205)		–	$ (86,984)

1Derivative financial instruments are financial futures contracts and swaps, which are shown at the unrealized appreciation/depreciation on the instrument.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

Preferred Securtities
Assets:
Balance, as of
October 31, 2009	$ 576,450
Accrued discounts/premiums	-
Net realized gain (loss)	(156,053)
Net change in unrealized
appreciation/depreciation	332,190
Purchases	-
Sales	(752,587)
Transfers in2	-
Transfer out[2]	-
Balance, as of July 31, 2010	-

2The Fund’s policy is to recognize transfers in and transfers out as of the end of the period of the event or the change in circumstances that caused the transfer.

6 BLACKROCK CREDIT ALLOCATION INCOME TRUST I, INC.

JULY 31, 2010

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Credit Allocation Income Trust I, Inc.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock Credit Allocation Income Trust I, Inc.

Date: September 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Credit Allocation Income Trust I, Inc.

Date: September 27, 2010

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Credit Allocation Income Trust I, Inc.

Date: September 27, 2010